INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents (Note 2)		$ 1,837	$ 992
Trade accounts receivable (net of allowance for doubtful accounts of $266 and $170 as of June 30, 2019 and December 31, 2018, respectively)		7,587	5,682
Inventories (Note 3)		3,910	3,611
Other accounts receivable and prepaid expenses		363	1,160
Total current assets		13,697	11,445
LONG-TERM ASSETS:
Severance pay fund		57	53
Long term prepaid expenses			39
Operating lease right of use assets		3,144
Total long-term assets		3,201	92
PROPERTY AND EQUIPMENT, NET		6,271	6,623
Total assets		23,169	18,160
CURRENT LIABILITIES:
Short-term credit and current maturities of long-term debt (Note 4)	[1]	3,056	6,606
Short-term credit from related party		3,365	2,668
Trade payables		4,312	4,108
Operating lease liabilities		1,152
Other accounts payable and accrued expenses		3,685	3,377
Total current liabilities		15,570	16,759
LONG-TERM LIABILITIES:
Long-term debt, excluding current maturities (Note 5)		116	308
Long-term operating lease liabilities		1,973
Accrued severance pay		214	211
Total long-term liabilities		2,303	519
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 3.0 par value - Authorized: 10,000,000 shares at June 30, 2019 and December 31, 2018; Issued and outstanding: 4,380,253 and 2,028,552 shares at June 30, 2019 and December 31, 2018, respectively		3,964	1,985
Additional paid-in capital		18,583	17,270
Foreign currency translation adjustments		2,339	2,340
Capital reserves		891	800
Accumulated deficit		(20,481)	(21,513)
Total shareholders' equity		5,296	882
Total liabilities and shareholders' equity		$ 23,169	$ 18,160

[1]	The amounts of $ 34 have been classified from long term debt as of December 31, 2018.